Note 10 - Stock-based Compensation - Stock Option Fair Value Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Risk-free interest rate	1.32%	0.68%	1.17%
Expected dividend yield
Expected volatility	98.00%	110.00%	106.00%
Expected life of options (years)	5	5	5
Grant date fair value (2016 and 2015 values have been recast to US dollars -note 3(b))	$ 0.87	$ 2.30	$ 4.36